Offerings	Sep. 30, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one ordinary Share, par value $0.0001 per share, and one-half of one redeemable warrant(2)
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 69,000,000
Amount of Registration Fee	$ 10,563.90
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Includes 900,000 units, consisting of 900,000 ordinary shares and 450,000 redeemable warrants, which may be issued upon exercise of a 45-day over-allotment option granted to the underwriters of this offering.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Ordinary shares, par value $0.0001 per share, included as part of the Units
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit | $ / shares	(0)
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Redeemable warrants included as part of the units(3)
Amount Registered | shares	3,450,000
Proposed Maximum Offering Price per Unit | $ / shares	(0)
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares underlying the warrants included as part of the units(4)
Amount Registered | shares	3,450,000
Proposed Maximum Offering Price per Unit | $ / shares	(0)
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).No fee pursuant to Rule 457(g) under the Securities Act.